SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses and other tax attributes	$ 14,875,000
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses and other tax attributes	5,016,200
Other	32,759
Total deferred tax assets	5,048,958
Depreciation and amortization	(552,039)
Total deferred tax liabilities	(552,039)
Less: Valuation allowance	(4,496,919)
Net deferred tax assets